Income tax provision	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Income tax provision
Note 9: Income tax provision

The components of the income tax provision for continuing operations were as follows:

(in thousands)	2010	2009	2008
Current tax provision:
Federal	$53,768	$39,294	$47,714
State	8,424	4,323	7,380
Total	62,192	43,617	55,094
Deferred tax provision (benefit)	20,362	12,039	(790)
Provision for income taxes	$82,554	$55,656	$54,304

The effective tax rate on pre-tax income from continuing operations reconciles to the U.S. federal statutory tax rate of 35% as follows:

	2010	2009	2008
Income tax at federal statutory rate	35.0%	35.0%	35.0%
State income tax expense, net of federal income tax benefit	2.8%	3.5%	2.7%
Impact of health care legislation on deferred income taxes	1.7%	—	—
Non-deductible portion of goodwill impairment charge (see Note 7)	—	2.9%	—
Qualified production activity deduction	(2.4%)	(1.8%)	(1.7%)
Change in unrecognized tax benefits, including interest and penalties	(1.3%)	0.1%	1.1%
Receivables for prior year tax returns(1)	—	(2.2%)	(1.5%)
Other	(0.8%)	(1.6%)	(1.7%)
Income tax provision	35.0%	35.9%	33.9%

(1) Relates to amendments to prior year income tax returns claiming refunds primarily associated with federal and state income tax credits, as well as related interest.

Our income tax provision for 2010 included a $4.1 million charge resulting from the Health Care and Education Reconciliation Act of 2010, which was signed into law in March 2010, and requires that certain tax deductions after 2012 be reduced by the amount of the Medicare Part D subsidy payments. Prior to this law change, the subsidy was to be disregarded in all future years when computing tax deductions. This resulted in a reduction in the deferred tax asset associated with our postretirement benefit plan.

A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding accrued interest and penalties, is as follows:

(in thousands)
Balance, December 31, 2007	$14,395
Additions for tax positions of current year	975
Additions for tax positions of prior years	3,136
Reductions for tax positions of prior years	(2,845)
Settlements	(2,291)
Lapse of statutes of limitations	(1,913)
Balance, December 31, 2008	11,457
Additions for tax positions of current year	606
Additions for tax positions of prior years	2,316
Reductions for tax positions of prior years	(2,152)
Settlements	(3,186)
Lapse of statutes of limitations	(1,063)
Balance, December 31, 2009	7,978
Additions for tax positions of current year	641
Additions for tax positions of prior years	1,406
Fair value of acquired tax positions (see Note 4)	1,069
Reductions for tax positions of prior years	(2,634)
Settlements	(640)
Lapse of statutes of limitations	(1,282)
Balance, December 31, 2010	$6,538

If the unrecognized tax benefits as of December 31, 2010 were recognized in our consolidated financial statements, $5.5 million would positively affect income tax expense and our related effective tax rate. Accruals for interest and penalties, excluding the tax benefits of deductible interest, were $1.4 million as of December 31, 2010, $2.5 million as of December 31, 2009 and $4.0 million as of December 31, 2008. Our income tax provision included expense for interest and penalties of $0.8 million in 2010, $0.4 million in 2009 and $0.2 million in 2008. Within the next 12 months, it is reasonably possible that our unrecognized tax benefits will change in the range of a decrease of $3.1 million to an increase of $0.7 million as we attempt to settle certain federal and state tax matters or as federal and state statutes of limitations expire.

The statute of limitations for federal tax assessments for 2006 and prior years has closed, with the exception of 2000. Our federal income tax returns through 2007 have been audited by the Internal Revenue Service (IRS) and our federal income tax returns for 2008, 2009 and 2010 remain subject to IRS examination. In general, income tax returns for the years 2006 through 2010 remain subject to examination by major state and city jurisdictions. In the event that we have determined not to file income tax returns with a particular state or city, all years remain subject to examination by the tax jurisdiction.

The ultimate outcome of tax matters may differ from our estimates and assumptions. Unfavorable settlement of any particular issue would require the use of cash and could result in increased income tax expense. Favorable resolution would result in reduced income tax expense.

Tax-effected temporary differences which gave rise to deferred tax assets and liabilities as of December 31 were as follows:

	2010		2009
(in thousands)	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Goodwill	$—	$34,818	$—	$29,766
Intangible assets	—	33,774	—	25,693
Deferred advertising costs	—	5,964	—	5,342
Property, plant and equipment	—	4,201	—	2,489
Early extinguishment of debt (see Note 13)	—	3,784	—	3,798
Employee benefit plans	29,593	—	35,106	—
Net operating loss and tax credit carryforwards	5,760	—	3,861	—
Reserves and accruals	5,457	—	8,191	—
Inventories	2,771	—	2,565	—
Interest rate lock agreements (see Note 6)	2,709	—	3,512	—
Federal benefit of state uncertain tax positions	1,719	—	2,493	—
All other	1,370	3,061	1,298	2,971
Total deferred taxes	49,379	85,602	57,026	70,059
Valuation allowance	(1,139)	—	(926)	—
Net deferred taxes	$48,240	$85,602	$56,100	$70,059

Deferred U.S. and state income taxes have not been recognized on unremitted earnings of our foreign subsidiaries, as these amounts are intended to be reinvested indefinitely in the operations of those subsidiaries.

The valuation allowances primarily relate to the portion of our Canadian operating loss carryforwards which we do not expect to fully realize. As of December 31, 2010, we had foreign operating loss carryforwards of $6.5 million in Canada and Ireland, which expire at various dates between 2013 and 2030. We had federal net operating loss carryforwards of $3.3 million which expire in 2019 and state net operating loss carryforwards of $29.2 million which expire at various dates up to 2030. As of December 31, 2010, we also had federal alternative minimum tax credit carryforwards of $1.4 million which have no expiration date.